Financial result	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT
34.1Accounting policies
Financial income and expenses include interest income, leases, loans and financing, exchange differences, changes in the fair value of financial assets and liabilities measured at fair value through profit or loss, gains and losses on derivative instruments, commissions and bank charges, among others. Interest income and expenses are recognized in the statement of profit or loss using the effective interest method.
34.2Breakdown of financial result

	Consolidated
	Years ended December, 31
Description	2023	2022	2021

Financial income
Interest on short-term investments	91,353	198,290	105,051
Sublease receivables	13,314	60,930	26,846
TAP Bond fair value	66,053	—	15,935
Others	49,421	18,069	6,448
	220,141	277,289	154,280
Financial expenses
Interest on loans and financing	(865,107)	(656,326)	(420,682)
Interest on lease	(2,420,557)	(2,533,128)	(2,433,640)
Interest on convertible debt instruments	(242,608)	(231,103)	(201,303)
Interest on factoring credit card receivables	(334,896)	(211,528)	(55,395)
Interest on provisions	(257,419)	(246,147)	(237,740)
Interest on reverse factoring	(17,010)	(79,460)	(18,228)
Interest accounts payable and airport taxes and fees	(418,066)	(282,434)	(101,168)
Guarantee commission	(142,937)	(158,651)	(109,661)
Amortized cost of loans and financing	(44,894)	(29,075)	(38,861)
Amortized cost of convertible debt instruments	(2,622)	(4,533)	(3,756)
Cost of financial operations	(84,453)	(69,416)	(56,060)
TAP Bond fair value	(25,736)	(181,726)	—
Debt restructuring	(199,635)	—	—
Restructuring of debentures	(352,430)	—	—
Others	(200,401)	(110,255)	(161,749)
	(5,608,771)	(4,793,782)	(3,838,243)

Derivative financial instruments, net	(238,458)	958,005	864,184
Foreign currency exchange, net	1,625,064	1,406,566	(1,443,046)
Financial result, net	(4,002,024)	(2,151,922)	(4,262,825)